Goodwill and other intangible assets - Schedule of Movements in Goodwill (Details) - Goodwill - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	€ 48,056	€ 44,364	€ 44,519
Acquisitions during the period	609	2,179	1,843
Other movements during the period	(258)	(89)	(75)
Currency translation differences	1,485	1,602	(1,923)
Ending balance	€ 49,892	€ 48,056	€ 44,364